UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5085


                          Capital Income Builder, Inc.
               (Exact Name of Registrant as specified in charter)

                             333 South Hope Street
                          Los Angeles,California 90071
                    (Address of principal executive offices)

              Registrant's telephone number, including area code:
                                 (213) 486-9200

                   Date of fiscal year end: October 31, 2004
                    Date of reporting period: July 31, 2004

                                Vincent P. Corti
                    Capital Research and Management Company
                             333 South Hope Street
                         Los Angeles, California 90071
                     (name and address of agent for service)

                                   Copies to:
                          Michael J. Fairclough, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

Capital Income Builder, Inc.
INVESTMENT PORTFOLIO
July 31, 2004                                                         unaudited

                                                                                                                  Market value
COMMON STOCKS -- 67.34%                                                                                Shares            (000)

FINANCIALS -- 19.67%
Bank of America Corp.                                                                               5,521,920         $469,418
Fannie Mae                                                                                          4,820,000          342,027
HSBC Holdings PLC (United Kingdom)                                                                 12,944,225          189,869
HSBC Holdings PLC (Hong Kong)                                                                       9,984,939          147,229
Washington Mutual, Inc.                                                                             7,373,000          286,072
iStar Financial, Inc.1                                                                              6,921,000          262,998
Westpac Banking Corp.                                                                              21,548,755          254,422
Wells Fargo & Co.                                                                                   4,125,000          236,816
Societe Generale                                                                                    2,663,900          218,068
Lloyds TSB Group PLC                                                                               24,010,000          179,799
J.P. Morgan Chase & Co.                                                                             4,739,000          176,907
Boston Properties, Inc.                                                                             3,328,700          176,088
Irish Life & Permanent PLC                                                                         11,504,949          173,584
Archstone-Smith Trust                                                                               5,665,000          166,721
Bank of Nova Scotia                                                                                 5,647,200          155,591
U.S. Bancorp                                                                                        5,300,000          149,990
Freddie Mac                                                                                         2,200,000          141,482
Arthur J. Gallagher & Co.                                                                           4,469,200          138,411
ING Groep NV                                                                                        5,939,729          137,456
Fortis                                                                                              6,275,000          136,402
Kimco Realty Corp.                                                                                  2,735,000          131,553
Health Care Property Investors, Inc.                                                                4,170,000          104,083
Equity Residential                                                                                  3,295,500           97,382
Royal Bank of Canada                                                                                2,090,000           96,759
AMB Property Corp.                                                                                  2,675,000           93,999
Weingarten Realty Investors                                                                         2,949,750           90,852
Commonwealth Bank of Australia                                                                      4,150,000           90,785
FirstMerit Corp.                                                                                    3,405,000           88,326
Comerica Inc.                                                                                       1,450,000           84,781
Developers Diversified Realty Corp.                                                                 2,345,000           84,139
Euronext NV                                                                                         3,030,000           80,521
ABN AMRO Holding NV                                                                                 3,723,483           77,766
Mercury General Corp.                                                                               1,373,200           64,719
Hang Lung Group Ltd.                                                                               45,000,000           64,334
CapitaMall Trust Management Ltd.1                                                                  58,857,000           57,851
CapitaMall Trust, units1,2                                                                          5,885,700            5,785
DnB NOR ASA                                                                                         9,280,000           63,381
St. Paul Travelers Companies, Inc.                                                                  1,675,000           62,092
KeyCorp                                                                                             1,860,000           56,135
United Bankshares, Inc.                                                                             1,775,000           55,948
Svenska Handelsbanken Group, Class A                                                                2,925,000           54,431
Equity Office Properties Trust                                                                      1,800,000           46,710
XL Capital Ltd., Class A                                                                              642,800           45,433
Hongkong Land Holdings Ltd.                                                                        24,813,000           45,160
Maguire Properties, Inc.                                                                            1,675,000           41,456
Ascendas Real Estate Investment Trust1                                                             44,727,000     $     38,239
Apartment Investment and Management Co., Class A                                                    1,175,000           37,565
St. George Bank Ltd.                                                                                2,000,000           29,780
ProLogis                                                                                              762,346           25,950
JCG Holdings Ltd.                                                                                  29,019,000           25,487
Lincoln National Corp.                                                                                541,500           23,664
Fortune Real Estate Investment Trust, units(1)                                                     30,745,000           22,864
Unibail Holding                                                                                       200,000           20,909
Suncorp-Metway Ltd.                                                                                 2,120,000           20,648
AmSouth Bancorporation                                                                                750,000           18,397
Wing Lung Bank Ltd.                                                                                 1,980,100           14,218
Capital & Regional PLC                                                                              1,197,501           11,616
Hang Lung Properties Ltd.                                                                           2,218,100            3,057
                                                                                                                     6,216,125

UTILITIES -- 9.55%
E.ON AG                                                                                             6,810,000          483,331
National Grid Transco PLC                                                                          49,325,000          389,979
Southern Co.                                                                                       11,500,000          336,720
Scottish Power PLC                                                                                 41,477,000          296,851
Gas Natural SDG, SA                                                                                 9,250,000          213,062
NiSource Inc.                                                                                       6,539,307          135,364
Dominion Resources, Inc.                                                                            2,118,000          134,408
Consolidated Edison, Inc.                                                                           3,250,000          133,152
Public Service Enterprise Group Inc.                                                                3,336,300          130,116
United Utilities PLC                                                                                8,600,000           80,531
United Utilities PLC, Class A                                                                       4,777,777           28,510
FirstEnergy Corp.                                                                                   2,788,500          109,030
Xcel Energy Inc.                                                                                    5,176,000           88,510
Northeast Utilities                                                                                 4,645,000           86,861
Ameren Corp.                                                                                        1,680,000           75,079
FPL Group, Inc.                                                                                     1,000,000           67,330
Equitable Resources, Inc.                                                                             890,000           45,639
DTE Energy Co.                                                                                      1,000,000           40,170
American Electric Power Co., Inc.                                                                   1,200,000           37,332
Pinnacle West Capital Corp.                                                                           800,000           32,400
Scottish and Southern Energy PLC                                                                    2,400,000           31,324
Progress Energy, Inc.                                                                                 700,000           29,498
Hong Kong and China Gas Co. Ltd.                                                                    7,800,000           13,601
                                                                                                                     3,018,798

TELECOMMUNICATION SERVICES -- 9.68%
SBC Communications Inc.                                                                            20,285,000          514,022
Verizon Communications Inc.                                                                        12,745,000          491,192
KT Corp. (ADR)                                                                                     13,162,420          234,159
KT Corp.                                                                                              606,250           19,292
BT Group PLC                                                                                       64,300,000          220,462
Telecom Corp. of New Zealand Ltd.                                                                  55,413,619          215,348
TDC A/S                                                                                             6,626,034          215,048
Chunghwa Telecom Co., Ltd. (ADR)                                                                    6,915,000          111,193
Chunghwa Telecom Co., Ltd.                                                                         63,950,000          100,805
Telecom Italia SpA, nonvoting                                                                      85,087,155          182,200
BellSouth Corp.                                                                                     6,580,000          178,252
Telefonica, SA                                                                                      7,645,000          111,125
Royal KPN NV                                                                                       12,320,000           90,796
Swisscom AG                                                                                           251,391           81,536
Portugal Telecom, SGPS, SA                                                                          7,373,900           75,410
AT&T Corp.                                                                                          4,715,000     $     71,197
Vodafone Group PLC                                                                                 20,000,000           43,324
Vodafone Group PLC (ADR)                                                                              875,000           19,014
Hellenic Telecommunications Organization SA                                                         3,650,000           44,337
China Telecom Corp. Ltd., Class H                                                                 120,000,000           40,004
                                                                                                                     3,058,716

CONSUMER STAPLES -- 7.70%
Altria Group, Inc.                                                                                 10,992,000          523,219
ConAgra Foods, Inc.                                                                                11,310,000          294,060
UST Inc.                                                                                            6,245,000          236,998
H.J. Heinz Co.                                                                                      5,645,000          208,244
Imperial Tobacco Group PLC                                                                          7,605,000          165,221
Gallaher Group PLC                                                                                 13,305,292          158,187
Sara Lee Corp.                                                                                      7,200,000          158,112
Foster's Group Ltd.                                                                                42,031,188          136,359
Altadis, SA                                                                                         4,154,995          129,469
R.J. Reynolds Tobacco Holdings, Inc.                                                                1,740,000          125,193
Diageo PLC                                                                                          7,675,000           95,012
General Mills, Inc.                                                                                 1,700,000           76,330
Unilever NV                                                                                           943,600           57,933
Lion Nathan Ltd.                                                                                    5,970,000           29,157
WD-40 Co.1                                                                                          1,076,650           28,402
Wolverhampton & Dudley Breweries, PLC                                                                 781,800           12,327
                                                                                                                     2,434,223

INDUSTRIALS -- 5.06%
General Electric Co.                                                                                5,750,000          191,188
Autopistas, Concesionaria Espanola, SA                                                              8,406,369          142,170
Macquarie Airports1                                                                                70,071,822          110,474
Macquarie Infrastructure Group                                                                     40,735,456           98,760
Stagecoach Group PLC                                                                               59,133,686           94,526
Emerson Electric Co.                                                                                1,470,000           89,229
Hubbell Inc., Class B                                                                               1,910,000           86,332
BRISA-Auto-Estradas de Portugal, SA                                                                10,450,000           73,879
Sandvik AB                                                                                          2,000,000           68,580
Kowloon Motor Bus Co. (1933) Ltd.                                                                  13,805,600           66,203
Geberit AG                                                                                             97,100           65,107
Singapore Technologies Engineering Ltd.                                                            48,700,000           59,763
Hills Motorway Group1                                                                              11,100,000           57,555
ServiceMaster Co.                                                                                   4,246,200           49,596
ComfortDelGro Corp. Ltd.                                                                           67,824,451           49,308
Uponor Oyj                                                                                          1,460,000           48,700
LG Engineering & Construction Co., Ltd.1                                                            2,550,000           39,264
Leighton Holdings Ltd.                                                                              5,547,000           36,419
Spirax-Sarco Engineering PLC                                                                        3,336,391           33,485
SMRT Corp. Ltd.                                                                                    68,363,000           27,037
Qantas Airways Ltd.                                                                                10,986,634           26,868
Fong's Industries Co. Ltd.1                                                                        36,590,000           26,272
Hyundai Development Co.                                                                             2,470,000           22,503
Singapore Post Private Ltd.                                                                        25,010,000           11,782
Ultraframe PLC                                                                                      4,720,000           10,739
Seco Tools AB, Class B                                                                                255,000            9,225
Chen Hsong Holdings Ltd. (Hong Kong -- Incorporated in Bermuda)                                      5,264,000            2,885
Chen Hsong Holdings Ltd.                                                                              906,000              497
                                                                                                                     1,598,346

ENERGY -- 4.79%
Royal Dutch Petroleum Co. (New York registered)                                                     5,960,000     $    299,788
"Shell" Transport and Trading Company, PLC                                                         20,900,000          151,290
"Shell" Transport and Trading Company, PLC (ADR) (New York registered)                              2,070,000           90,666
ENI SpA                                                                                            14,925,000          306,373
Husky Energy Inc.                                                                                   9,165,000          199,044
TOTAL SA (ADR)                                                                                        952,900           92,765
TOTAL SA                                                                                              280,000           54,210
Kinder Morgan, Inc.                                                                                 1,767,400          106,062
IHC Caland NV1                                                                                      2,083,797           88,292
Enbridge Inc.                                                                                       1,761,734           66,443
TonenGeneral Sekiyu KK                                                                              6,250,000           50,096
Hunting PLC                                                                                         3,086,772            7,177
                                                                                                                     1,512,206

MATERIALS -- 3.45%
Dow Chemical Co.                                                                                    6,450,000          257,291
UPM-Kymmene Corp.                                                                                   6,600,000          127,861
Worthington Industries, Inc.1                                                                       4,411,600           90,350
PaperlinX Ltd.                                                                                     22,217,500           78,306
Fletcher Building Ltd.1                                                                            23,474,303           74,233
Norske Skogindustrier ASA, Class A                                                                  4,062,500           72,256
M-real Oyj, Class B                                                                                 8,250,000           70,803
Lyondell Chemical Co.                                                                               3,600,000           65,448
MeadWestvaco Corp.                                                                                  1,785,000           53,300
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                      933,000           50,289
Stora Enso Oyj, Class R                                                                             2,750,000           38,092
Cheung Kong Infrastructure Holdings Ltd.                                                           14,223,000           33,829
Hung Hing Printing Group Ltd.                                                                      28,550,000           22,330
Aracruz Celulos SA, Class B, preferred nominative (ADR)                                               628,000           21,729
Holmen AB, Class B                                                                                    650,000           18,609
BASF AG                                                                                               283,000           15,041
                                                                                                                     1,089,767

CONSUMER DISCRETIONARY -- 2.53%
General Motors Corp.                                                                                3,250,000          140,205
Dixons Group PLC                                                                                   40,784,561          118,907
DaimlerChrysler AG                                                                                  2,070,000           92,204
Mitchells & Butlers PLC                                                                            18,410,081           90,210
Sky City Ltd.1                                                                                     22,969,600           70,741
Hilton Group PLC                                                                                   11,300,000           53,523
John Fairfax Holdings Ltd.                                                                         15,747,063           41,598
InterContinental Hotels Group PLC                                                                   3,828,636           40,650
Greene King PLC                                                                                     1,963,555           37,273
Ekornes ASA                                                                                         1,455,425           27,646
Pacifica Group Ltd.1                                                                                9,300,000           27,304
Kesa Electricals PLC                                                                                5,298,114           27,044
Harrah's Entertainment, Inc.                                                                          475,000           22,083
SCMP Group Ltd.                                                                                    21,772,000            8,584
                                                                                                                       797,972

HEALTH CARE -- 1.45%
Bristol-Myers Squibb Co.                                                                           12,630,000          289,227
Sonic Healthcare Ltd.                                                                              13,348,349           84,927
Fisher & Paykel Healthcare Corp. Ltd.1                                                              5,110,000           43,870
Cochlear Ltd.                                                                                       2,480,600           38,570
                                                                                                                       456,594

INFORMATION TECHNOLOGY -- 0.55%
Microsoft Corp.                                                                                     4,700,000    $     133,762
Rotork PLC1                                                                                         5,396,865           38,233
                                                                                                                       171,995

MISCELLANEOUS -- 2.91%
Other common stock securities in initial period of acquisition                                                         920,997


TOTAL COMMON STOCKS (cost: $18,070,174,000)                                                                         21,275,739



PREFERRED STOCKS -- 0.03%

FINANCIALS -- 0.03%
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred1                               400,000           10,000


TOTAL PREFERRED STOCKS (cost: $10,000,000)                                                                              10,000


RIGHTS AND WARRANTS -- 0.02%

INDUSTRIALS -- 0.02%
Abertis Infraestructuras SA, rights, expire 2004                                                    8,406,369            7,164


TOTAL RIGHTS AND WARRANTS (cost: $0)                                                                                     7,164


                                                                                                    Shares or
CONVERTIBLE SECURITIES-- 1.75%                                                               principal amount

TELECOMMUNICATION SERVICES -- 0.44%
Deutsche Telekom International Finance BV 6.50% convertible bonds 2006                   Euro      82,250,000          109,955
ALLTEL Corp. 7.75% convertible preferred 2005                                                         350,000 units     17,535
CenturyTel, Inc. 6.875% ACES 2005                                                                     500,000 units     12,450
                                                                                                                       139,940

UTILITIES -- 0.32%
TXU Corp., Series C, 8.75% convertible preferred 2004                                               1,075,000 units     49,676
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                    560,000           24,052
Ameren Corp. 9.75% ACES convertible preferred 2005                                                    800,000 units     21,856
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                         93,000 units      5,061
                                                                                                                       100,645

CONSUMER DISCRETIONARY -- 0.27%
Toys "R" Us, Inc. 6.25% 2005                                                                          805,000 units     36,780
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
   2032                                                                                               473,600           25,314
General Motors Corp., Series B, 5.25% convertible debentures 2032                                 $25,000,000           24,310
                                                                                                                        86,404

FINANCIALS -- 0.27%
Suez 4.50% convertible preferred 2006                                                    Euro      27,200,000          $34,177
UnumProvident Corp. 8.25%, ACES convertible 2006                                                    1,000,000 units     33,550
Chubb Corp. 7.00% convertible preferred 2006                                                          600,000 units     16,554
                                                                                                                        84,281

MATERIALS -- 0.23%
Temple-Inland Inc. 7.50% Upper DECS 2005                                                             690,000 units      40,082
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred3                                      35,000            32,508
                                                                                                                        72,590

HEALTH CARE -- 0.06%
Baxter International Inc. 7.00% convertible preferred 2006                                           400,000 units      20,580
                                                                                                                        20,580

INDUSTRIALS -- 0.06%
Northrop Grumman Corp. 7.25% convertible preferred 2004                                              100,000 units      10,508
Cummins Capital Trust I 7.00% QUIPS convertible preferred 20313                                      100,000             7,825
                                                                                                                        18,333

MISCELLANEOUS -- 0.10%
Other convertible securities in initial period of acquisition                                                           31,020


TOTAL CONVERTIBLE SECURITIES (cost: $534,507,000)                                                                      553,793


                                                                                             Principal amount
BONDS AND NOTES -- 25.83%                                                                               (000)

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 5.72%
U.S. Treasury Obligations 7.25% 2004                                                                $  57,000           57,125
U.S. Treasury Obligations 7.875% 2004                                                                  80,000           81,438
U.S. Treasury Obligations 11.625% 2004                                                                125,000          128,574
U.S. Treasury Obligations 13.750% 2004                                                                207,000          207,938
U.S. Treasury Obligations 5.75% 2005                                                                   15,000           15,659
U.S. Treasury Obligations 6.50% 2005                                                                    7,500            7,764
U.S. Treasury Obligations 6.75% 2005                                                                   55,000           57,037
U.S. Treasury Obligations 10.75% 2005                                                                 187,000          203,508
U.S. Treasury Obligations 12.00% 2005                                                                 250,145          269,726
U.S. Treasury Obligations 7.00% 2006                                                                   10,000           10,817
U.S. Treasury Obligations 9.375% 2006                                                                 100,000          110,484
U.S. Treasury Obligations 3.375% 20074                                                                 11,931           12,788
U.S. Treasury Obligations 6.125% 2007                                                                  55,000           59,735
U.S. Treasury Obligations 6.25% 2007                                                                   15,000           16,207
U.S. Treasury Obligations 3.625% 20084                                                                 29,252           32,022
U.S. Treasury Obligations 5.625% 2008                                                                  60,000           64,772
U.S. Treasury Obligations 10.375% 2009                                                                 75,000           76,875
U.S. Treasury Obligations 12.75% 2010                                                                 100,000          113,125
U.S. Treasury Obligations Principal Strip 0% 2018                                                      12,060            5,864
U.S. Treasury Obligations 6.375% 2027                                                                   9,000           10,294
Freddie Mac 7.00% 2005                                                                                 26,000           27,141
Freddie Mac 5.25% 2006                                                                                 30,000           31,144
Freddie Mac 5.125% 2008                                                                                25,000           26,225
Freddie Mac 5.75% 2009                                                                                 75,000           80,508
Freddie Mac 4.50% 2014                                                                                 10,000            9,648
Fannie Mae 7.125% 2005                                                                                 50,000           51,364
Fannie Mae 7.125% 2007                                                                                 25,000           27,414
United Mexican States Government Global 4.625% 2008                                                    12,200           12,166
                                                                                                                     1,807,362

                                                                                             Principal amount     Market value
BONDS & NOTES                                                                                           (000)            (000)

MORTGAGE BACKED OBLIGATIONS -- 3.89%5
Fannie Mae 11.00% 2015                                                                             $      884         $  1,023
Fannie Mae 6.00% 2016                                                                                   1,855            1,940
Fannie Mae 7.00% 2016                                                                                     225              239
Fannie Mae 11.00% 2016                                                                                    470              546
Fannie Mae 6.00% 2017                                                                                  21,540           22,528
Fannie Mae 6.00% 2017                                                                                   5,863            6,132
Fannie Mae 6.00% 2017                                                                                   3,569            3,733
Fannie Mae 6.00% 2017                                                                                   2,511            2,627
Fannie Mae 6.00% 2017                                                                                   1,086            1,136
Fannie Mae 6.00% 2017                                                                                     687              718
Fannie Mae 5.00% 2018                                                                                   3,442            3,478
Fannie Mae 11.00% 2018                                                                                  1,159            1,347
Fannie Mae 5.50% 2019                                                                                  48,440           49,572
Fannie Mae 11.00% 2020                                                                                    575              657
Fannie Mae 10.50% 2021                                                                                    164              190
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                       1,163            1,164
Fannie Mae 10.50% 2022                                                                                  1,111            1,264
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                       1,030            1,113
Fannie Mae 7.50% 2029                                                                                     213              229
Fannie Mae 7.00% 2030                                                                                     844              895
Fannie Mae 6.50% 2031                                                                                   1,835            1,919
Fannie Mae 6.50% 2031                                                                                   1,658            1,738
Fannie Mae 6.50% 2031                                                                                     625              654
Fannie Mae 7.00% 2031                                                                                     790              835
Fannie Mae 7.50% 2031                                                                                     887              952
Fannie Mae 7.50% 2031                                                                                     162              174
Fannie Mae 6.50% 2032                                                                                   1,173            1,227
Fannie Mae 6.50% 2032                                                                                     555              580
Fannie Mae 7.00% 2032                                                                                   1,277            1,351
Fannie Mae 3.803% 20336                                                                                24,981           24,751
Fannie Mae 4.051% 20336                                                                                 4,189            4,140
Fannie Mae 4.202% 20336                                                                                 6,292            6,311
Fannie Mae 5.00% 2033                                                                                   6,915            6,757
Fannie Mae 6.50% 2033                                                                                  12,114           12,670
Fannie Mae 6.00% 2034                                                                                  92,110           94,125
Fannie Mae 6.50% 2034                                                                                  19,520           20,416
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                   9,726            9,536
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                        1,237            1,316
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1,
   7.50% 2032                                                                                          14,247           14,745
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1,
   7.50% 2032                                                                                           5,794            5,994
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
   4.027% 20336                                                                                         5,743            5,748
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1,
   6.50% 2033                                                                                           7,521            7,733
CS First Boston Mortgage Securities Corp., Series 2003-AR30, Class II-A-1,
   4.753% 20346                                                                                        45,903           46,132
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
   4.82% 20346                                                                                         22,645           22,748
CS First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1,
   4.912% 20346                                                                                        10,000            9,995
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1,
   6.00% 2034                                                                                           9,456            9,626
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
   6.238% 2034                                                                                         11,000           11,766
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                          6,550            7,099
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.054% 20336                                       13,305           13,335
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.173% 20336                                       8,142            8,109
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.344% 20346                                        39,621           39,408
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.53% 20346                                      17,016           16,988
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.068% 20346                                     20,485           20,510
Bear Stearns ARM Trust, Series 2003-8, Class III-A-1, 5.224% 20346                                     30,476           30,760
Freddie Mac 6.00% 2017                                                                                  1,021            1,068
Freddie Mac 4.50% 2018                                                                                  9,130            9,002
Freddie Mac 5.00% 2018                                                                                 19,332           19,521
Freddie Mac 7.50% 2032                                                                                  6,232            6,705
Freddie Mac 6.50% 2033                                                                                  1,000            1,047
Freddie Mac 6.00% 2034                                                                                 42,000           42,906
Freddie Mac 6.50% 2034                                                                                $14,000     $     14,651
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                      5,000            4,966
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.801% 2033(6)                              6,000            5,968
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.908% 2033(6)                           21,262           21,455
CHL Mortgage Pass-Through Trust, Series 2004-7, Class 3-A-1, 4.102% 2034(6)                             9,809            9,604
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.933% 2034(6)                          24,458           24,314
CHL Mortgage Pass-Through Trust, Series 2004-12, Class 13-A-1, 4.937% 2034(6)                          12,895           12,985
CHL Mortgage Pass-Through Trust, Series 2003-60, Class 2-A-1, 5.054% 2034(6)                           12,115           12,228
Citigroup Mortgage Loan Trust, Series 2004-HYB1, Class A-3-1, 4.55% 2034(6)                            76,510           76,273
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
   5.50% 2019                                                                                          15,000           15,300
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
   3.84% 2033(6)                                                                                       14,511           14,265
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A,
   4.03% 2033(6)                                                                                        6,745            6,713
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
   4.37% 2033(6)                                                                                       21,652           21,681
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
   4.23% 2034(6)                                                                                        3,929            3,880
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-1,
   6.025% 2030                                                                                         10,547           11,013
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1,
   7.543% 2032                                                                                         16,012           17,412
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1,
   7.656% 2032                                                                                          7,998            8,127
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
   7.757% 2032                                                                                          7,500            8,569
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1,
   3.734% 2033(6)                                                                                       2,770            2,767
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1,
   4.088% 2033(6)                                                                                      12,136           12,126
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1,
   4.183% 2033(6)                                                                                      10,195           10,228
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2,
   4.35% 2033(6)                                                                                        6,646            6,676
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1,
   4.551% 2033(6)                                                                                       4,333            4,287
Banc of America Mortgage Securities Trust, Series 2004-B, Class 1-A-1,
   3.446% 2034(6)                                                                                       6,699            6,668
Government National Mortgage Assn.: 6.50% 2032                                                          1,371            1,440
Government National Mortgage Assn.: 6.00% 2033                                                         36,082           37,178
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-1,
   4.482% 2006                                                                                          9,656            9,824
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1,
   7.46% 2008                                                                                          18,571           20,285
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-1,
   5.02% 2035                                                                                          14,040           14,424
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1,
   3.98% 2036                                                                                           9,412            9,282
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.733% 20346                                  19,527           20,085
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1,
   6.80% 2031                                                                                          17,856           18,878
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
   Class A-1, 3.972% 2039                                                                              19,162           18,846
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.28% 2033(6)                       8,322            8,281
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
   4.67% 2034(6)                                                                                        8,700            8,669
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                      15,665           16,858
GMAC Commercial Mortgage Securities, Inc., Series 1998-C1, Class D, 6.974% 2030                        15,595           16,479
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                            15,082           15,977
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 20153                                        9,917           10,648
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                             9,855            9,932
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.523% 20273,6                             3,769            4,069
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(6)                           4,590            4,573
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1,
   4.747% 2033(6)                                                                                       8,737            8,598
                                                                                                                     1,227,410

FINANCIALS -- 3.81%
AIG SunAmerica Global Financing II 7.60% 2005(3)                                                       20,000           20,884
ASIF Global Financing XXVIII 1.219% 2007(3),(6)                                                         7,000            7,001
International Lease Finance Corp., Series P, 3.125% 2007                                                5,000            4,943
International Lease Finance Corp. 4.35% 2008                                                           28,500           28,665
International Lease Finance Corp. 4.50% 2008                                                           12,000           12,280
International Lease Finance Corp. 3.50% 2009                                                            2,000            1,918
International Lease Finance Corp., Series O, 4.55% 2009                                                 4,600            4,624
International Lease Finance Corp. 6.375% 2009                                                           7,500            8,105
Household Finance Corp. 8.00% 2005                                                                     15,206           15,866
Household Finance Corp. 6.50% 2006                                                                     20,000           21,078
Household Finance Corp. 5.75% 2007                                                                     11,000           11,615
Household Finance Corp. 4.125% 2008                                                                     6,000            5,967
Household Finance Corp. 6.40% 2008                                                                     30,000           32,498
USA Education, Inc. 5.625% 2007                                                                        38,000           40,027
SLM Corp., Series A, 3.625% 2008                                                                      $10,000         $  9,943
SLM Corp., Series A, 3.49% 20096                                                                       10,000            9,935
SLM Corp., Series A, 4.00% 2009                                                                        10,000            9,896
SLM Corp., Series A, 5.375% 2014                                                                       10,000            9,989
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006(3)                                     25,000           26,352
Monumental Global Funding Trust II 3.45% 2007(3)                                                       10,000           10,041
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007(3)                                     40,000           41,951
J.P. Morgan Chase & Co. 5.35% 2007                                                                      8,000            8,459
Bank One, National Association 5.50% 2007                                                              20,000           21,063
J.P. Morgan Chase & Co. 4.00% 2008                                                                     10,000           10,038
J.P. Morgan Chase & Co. 3.50% 2009                                                                      5,000            4,844
J.P. Morgan & Co. Inc., Series A, 6.00% 2009                                                            7,500            8,006
J.P. Morgan Chase & Co. 4.50% 2010                                                                     20,000           19,639
Prudential Insurance Co. of America 6.375% 2006(3)                                                     35,445           37,659
Prudential Funding LLC 6.60% 20083                                                                     12,412           13,643
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(5)                                                 15,000           18,426
BankAmerica Corp., Series I, 7.125% 2005                                                                1,500            1,554
BankAmerica Corp. 7.125% 2006                                                                           1,000            1,071
Bank of America Corp. 5.25% 2007                                                                       20,000           20,922
BankBoston NA 7.00% 2007                                                                                7,500            8,246
Bank of America Corp. 3.875% 2008                                                                       4,400            4,416
BankAmerica Corp. 5.875% 2009                                                                           7,500            8,029
Bank of America Corp. 4.375% 2010                                                                       8,000            7,896
BankAmerica Corp. 7.125% 2011                                                                           1,750            1,973
Bank of America Corp. 4.875% 2012                                                                       2,000            1,977
Allstate Corp. 5.375% 2006                                                                             20,000           20,930
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                    15,000           15,704
Allstate Global Funding Trust, Series 2004-1, 4.50% 2009                                               13,000           13,169
MBNA Corp. 5.625% 2007                                                                                 26,000           27,302
MBNA America Bank, National Association 5.375% 2008                                                    15,500           16,141
MBNA Corp., Series B, 1.979% 2027(6)                                                                    5,000            4,734
Washington Mutual, Inc. 2.40% 2005                                                                      7,000            6,956
Washington Mutual, Inc. 7.50% 2006                                                                     34,000           36,837
EOP Operating LP 6.625% 2005                                                                              500              511
EOP Operating LP 8.375% 2006                                                                              600              648
EOP Operating LP 7.75% 2007                                                                            20,000           22,266
EOP Operating LP 6.75% 2008                                                                             9,195           10,003
Spieker Properties, L.P. 6.75% 2008                                                                     3,500            3,822
Spieker Properties, LP 7.125% 2009                                                                      2,000            2,212
Wells Fargo & Co. 5.125% 2007                                                                          27,500           28,719
Wells Fargo & Co. 3.50% 2008                                                                           10,000            9,914
Capital One Bank 6.875% 2006                                                                           15,000           15,825
Capital One Financial Corp. 8.75% 2007                                                                  3,250            3,614
Capital One Financial Corp. 7.125% 2008                                                                 5,750            6,242
Capital One Bank 5.75% 2010                                                                            10,500           10,877
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                4,500            4,580
United Dominion Realty Trust, Inc. 6.50% 2009                                                          28,925           31,212
Developers Diversified Realty Corp. 3.875% 2009                                                        15,000           14,498
Developers Diversified Realty Corp. 4.625% 2010                                                        19,750           19,284
Nationwide Life Insurance Co. 5.35% 2007(3)                                                            27,500           28,724
Simon Property Group, LP 6.375% 2007                                                                    5,000            5,376
Simon Property Group, LP 5.375% 2008                                                                    2,000            2,085
Simon Property Group, LP 3.75% 2009                                                                    15,500           15,013
Simon Property Group, LP 4.875% 2010                                                                    5,000            4,992
Hospitality Properties Trust 7.00% 2008                                                                 3,000            3,211
Hospitality Properties Trust 6.75% 2013                                                                18,925           19,863
CIT Group Inc. 3.375% 2009                                                                              5,000            4,790
CIT Group Inc. 6.875% 2009                                                                             16,000           17,725
American Express Credit Corp. 3.00% 2008                                                                5,000            4,842
American Express Co. 4.75% 2009                                                                        15,000           15,313
Mangrove Bay Pass Through Trust 6.102% 2033(3),(6)                                                    $19,490     $     19,438
Colonial Realty LP 4.80% 2011                                                                           9,000            8,756
Colonial Realty LP 6.25% 2014                                                                          10,000           10,117
Kimco Realty Corp., Series A, 6.73% 2005                                                               10,120           10,500
Price REIT, Inc. 7.50% 2006                                                                             2,900            3,181
Kimco Realty Corp., Series C, 3.95% 2008                                                                3,000            2,974
Kimco Realty Corp. 6.00% 2012                                                                           2,000            2,103
ERP Operating LP 4.75% 2009                                                                             6,360            6,434
ERP Operating LP 6.95% 2011                                                                             8,200            9,112
ERP Operating LP 6.625% 2012                                                                            1,250            1,363
Archstone-Smith Operating Trust 5.00% 2007                                                              5,000            5,160
Archstone-Smith Operating Trust 5.625% 2014                                                            11,750           11,737
ING Security Life Institutional Funding 2.70% 2007(3)                                                  15,000           14,817
Genworth Financial, Inc. 4.75% 2009                                                                    13,795           14,037
Rouse Co. 3.625% 2009                                                                                   5,000            4,794
Rouse Co. 7.20% 2012                                                                                    4,700            5,229
Rouse Co. 5.375% 2013                                                                                   4,000            3,925
Commercial Credit Co. 6.625% 2006                                                                       1,975            2,136
Citigroup Inc. 5.125% 2014                                                                             10,000            9,945
UFJ Finance Aruba AEC 6.75% 2013                                                                       10,000           10,760
Principal Life Global Funding I 4.40% 2010(3)                                                          10,000            9,947
Popular North America, Inc., Series E, 3.875% 2008                                                     10,000            9,847
First Union Corp. 7.80% 2006                                                                            7,760            8,537
PNC Funding Corp. 5.75% 2006                                                                            7,500            7,870
Boston Properties LP 6.25% 2013                                                                         6,500            6,879
Lincoln National Corp. 5.25% 2007                                                                       6,145            6,419
Federal Realty Investment Trust 6.125% 2007                                                             4,500            4,784
Federal Realty Investment Trust 8.75% 2009                                                              1,000            1,179
Zions Bancorporation 6.00% 2015                                                                         4,000            4,120
Independence Community Bank 3.75% 2014(6)                                                               4,000            3,832
ProLogis Trust 7.05% 2006                                                                               3,000            3,239
                                                                                                                     1,202,544

CONSUMER DISCRETIONARY -- 3.13%
Ford Motor Credit Co. 7.60% 2005                                                                       20,000           20,901
Ford Motor Credit Co. 6.875% 2006                                                                      17,000           17,842
Ford Motor Credit Co. 5.80% 2009                                                                        4,750            4,839
Ford Motor Credit Co. 7.375% 2009                                                                      30,000           32,222
Ford Motor Credit Co. 7.25% 2011                                                                       36,000           37,914
Ford Motor Credit Co. 7.375% 2011                                                                      20,000           21,253
General Motors Acceptance Corp. 7.50% 2005                                                             25,000           26,076
General Motors Acceptance Corp. 4.50% 2006                                                             10,000           10,145
General Motors Acceptance Corp. 6.125% 2006                                                            25,000           26,083
General Motors Acceptance Corp. 6.75% 2006                                                              8,000            8,381
General Motors Acceptance Corp. 6.125% 2007                                                             9,750           10,226
General Motors Acceptance Corp. 7.75% 2010                                                             20,145           21,993
General Motors Acceptance Corp. 6.875% 2011                                                            17,000           17,476
AOL Time Warner Inc. 6.15% 2007                                                                        15,000           15,924
Time Warner Inc. 8.18% 2007                                                                            20,000           22,387
AOL Time Warner Inc. 6.875% 2012                                                                       20,000           21,830
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                 28,000           29,510
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                  6,480            6,426
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                 11,520           11,725
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                  7,500            8,530
Clear Channel Communications, Inc. 6.00% 2006                                                           7,000            7,357
Clear Channel Communications, Inc. 6.625% 2008                                                          8,245            8,837
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                       29,000           32,735
Clear Channel Communications, Inc. 5.75% 2013                                                           7,000            7,079
Viacom Inc. 5.625% 2007                                                                                40,000           42,153
Viacom Inc. 6.625% 2011                                                                                10,000           10,935
Comcast Cable Communications, Inc. 8.375% 2007                                                        $26,000      $    29,088
Comcast Cable Communications, Inc. 6.875% 2009                                                         18,000           19,768
Liberty Media Corp. 3.50% 2006                                                                          7,000            6,977
Liberty Media Corp. 7.875% 2009                                                                        29,250           32,805
Cox Radio, Inc. 6.625% 2006                                                                            37,567           39,524
Cox Communications, Inc. 7.75% 2006                                                                    22,351           24,284
Cox Communications, Inc. 7.875% 2009                                                                    8,000            9,141
Univision Communications Inc. 2.875% 2006                                                              13,000           12,855
Univision Communications Inc. 3.875% 2008                                                               4,100            4,039
Univision Communications Inc. 7.85% 2011                                                               13,900           16,186
Toys "R" Us, Inc. 6.875% 2006                                                                           5,000            5,287
Toys "R" Us, Inc. 7.625% 2011                                                                           7,500            7,687
Toys "R" Us, Inc. 7.875% 2013                                                                          17,760           18,248
May Department Stores Co. 4.80% 2009(3)                                                                28,000           28,191
Pulte Corp. 8.375% 2004                                                                                 6,430            6,437
Pulte Homes, Inc. 4.875% 2009                                                                          12,000           11,985
Pulte Homes, Inc. 8.125% 2011                                                                           7,500            8,588
Hilton Hotels Corp. 7.625% 2008                                                                         4,000            4,370
Hilton Hotels Corp. 7.20% 2009                                                                          8,412            9,106
Hilton Hotels Corp. 8.25% 2011                                                                          5,645            6,407
Hilton Hotels Corp. 7.625% 2012                                                                         5,930            6,575
Lowe's Companies, Inc. 7.50% 2005                                                                      10,096           10,763
Lowe's Companies, Inc., Series B, 6.70% 2007                                                            5,455            5,963
Lowe's Companies, Inc. 8.25% 2010                                                                       5,455            6,510
Office Depot, Inc. 6.25% 2013                                                                          21,000           21,919
Harrah's Operating Co., Inc. 7.125% 2007                                                                6,000            6,458
Harrah's Operating Co., Inc. 7.50% 2009                                                                10,000           10,958
Harrah's Operating Co., Inc. 5.50% 2010(3)                                                              4,325            4,333
Carnival Corp. 3.75% 2007                                                                               6,000            5,964
Carnival Corp. 6.15% 2008                                                                              11,600           12,423
Ryland Group, Inc. 9.75% 2010                                                                          16,130           18,005
Hyatt Equities, LLC 6.875% 2007(3)                                                                     15,605           16,637
ITT Corp. 6.75% 2005                                                                                    2,000            2,082
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                  11,500           12,190
Lennar Corp., Series B, 9.95% 2010                                                                     12,125           13,489
MGM Mirage, Inc. 8.50% 2010                                                                            10,000           11,100
Target Corp. 3.375% 2008                                                                                1,650            1,630
Target Corp. 5.375% 2009                                                                                7,500            7,871
Kohl's Corp. 6.30% 2011                                                                                 7,500            8,153
Centex Corp. 5.70% 2014                                                                                 7,500            7,452
Toll Brothers, Inc. 4.95% 2014                                                                          7,500            7,048
Delphi Corp. 6.50% 2013                                                                                 4,000            4,083
Delphi Trust II, trust preferred securities, 6.197% 2033(6)                                             2,750            2,773
Lear Corp., Series B, 8.11% 2009                                                                        3,115            3,570
                                                                                                                       989,701

TELECOMMUNICATION SERVICES -- 2.02%
AT&T Wireless Services, Inc. 7.50% 2007                                                                20,575           22,627
AT&T Wireless Services, Inc. 7.875% 2011                                                               48,200           55,471
Tritel PCS, Inc. 10.375% 2011                                                                          45,364           52,246
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                        91,600           95,723
Sprint Capital Corp. 4.78% 2006                                                                         7,500            7,678
Sprint Capital Corp. 6.00% 2007                                                                        15,000           15,785
Sprint Capital Corp. 6.375% 2009                                                                       23,000           24,602
Sprint Capital Corp. 7.625% 2011                                                                       34,000           38,231
Deutsche Telekom International Finance BV 8.25% 2005(6)                                                20,000           20,975
Deutsche Telekom International Finance BV 3.875% 2008                                                  10,375           10,280
Deutsche Telekom International Finance BV 8.50% 2010(6)                                               $26,500      $    31,293
Deutsche Telekom International Finance BV 8.75% 2030(6)                                                13,900           17,317
France Telecom 8.20% 2006(6)                                                                           12,000           12,841
France Telecom 8.75% 2011(6)                                                                           31,750           37,093
British Telecommunications PLC 7.00% 2007                                                              18,000           19,488
British Telecommunications PLC 8.375% 2010(6)                                                          23,250           27,437
Koninklijke KPN NV 7.50% 2005                                                                          29,007           30,621
Koninklijke KPN NV 8.00% 2010                                                                          13,250           15,432
SBC Communications Inc. 5.75% 2006                                                                     19,900           20,816
Telecom Italia SpA, Series A, 4.00% 2008(3)                                                             5,750            5,688
Telecom Italia SpA, Series B, 5.25% 2013(3)                                                            13,650           13,432
Telefonos de Mexico, SA de CV 8.25% 2006                                                               15,000           16,066
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                        7,175            7,734
Singapore Telecommunications Ltd. 6.375% 2011                                                           6,575            7,087
Telefonica Europe BV 7.35% 2005                                                                        10,000           10,519
Qwest Services Corp. 13.00% 2007(3)                                                                     8,840           10,144
Vodafone Group PLC 5.375% 2015                                                                          8,000            8,002
PCCW-HKT Capital Ltd. 8.00% 2011(3)                                                                     2,450            2,754
PCCW-HKT Capital Ltd. 8.00% 2011                                                                        1,800            2,023
                                                                                                                       639,405

ASSET BACKED -- 1.70%(5)
Metris Master Trust, Series 2001-3, Class A, 1.65% 2008(6)                                              8,500            8,506
Metris Master Trust, Series 2000-3, Class A, 1.68% 2009(6)                                             18,000           17,804
Metris Master Trust, Series 2001-2, Class A, 1.74% 2009(6)                                             41,500           41,389
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA
   insured, 3.55% 2009                                                                                 32,000           32,237
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA
   insured, 3.48% 2010                                                                                 20,000           20,080
AmeriCredit Automobile Receivables Trust, Series 2004-B-M, Class A-4, MBIA
   insured, 2.67% 2011                                                                                  5,000            4,846
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A,
   Class A, AMBAC insured, 3.55% 2007(3),(6)                                                           35,000           35,444
MMCA Auto Owner Trust, Series 2000-2, Class B, 7.42% 2005                                               4,993            5,003
MMCA Auto Owner Trust, Series 2001-3, Class B, 2.33% 2008(6)                                            1,630            1,617
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                             4,000            3,992
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                            10,000           10,055
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                            10,000           10,103
MMCA Auto Owner Trust, Series 2002-2, Class B, 4.67% 2010                                               1,509            1,419
MBNA Master Credit Card Trust II, Series 2000-I, Class A, 6.90% 2008                                   25,000           26,164
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 1.98% 2013(6)                                 5,000            5,072
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured,
   2.41% 2007(3)                                                                                        9,000            8,970
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured,
   2.419% 2008(3)                                                                                       6,250            6,172
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured,
   4.14% 2010(3)                                                                                       14,000           14,155
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                     10,000           10,834
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                     16,190           18,040
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(3)                       4,591            4,553
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(3)                       9,608            9,704
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                       2,857            2,863
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(3)                       10,000           10,031
Impac CMB Trust, Series 2004-6, Class 1-A-1, 1.85% 2034(6)                                             14,425           14,430
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 2.05% 2034(6)                                        8,985            8,985
Chase Funding Trust, Series 2003-1, Class IIA-2, 1.78% 2032(6)                                         23,191           23,220
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured,
   3.69% 2011(3)                                                                                       20,000           20,012
Drivetime Auto Owner Trust, Series 2004-B, Class A-3, 3.475% 2009(3)                                   16,656           16,624
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
   2.62% 2007                                                                                           5,450            5,469
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
   insured, 3.00% 2009(3)                                                                              10,000           10,056
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class C,
   2.38% 2013(6)                                                                                       15,000           15,220
Home Equity Asset Trust, Series 2003-5, Class A-2, 1.80% 2033(6)                                       10,427           10,440
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC
   insured, 3.69% 2027                                                                                  9,000            9,045
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58%
   2008(3)                                                                                                757              762
SeaWest Securitization LLC, Series 2003-A, Class A-2, XLCA insured, 2.84%
   2009(3)                                                                                              8,103            8,137
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 1.71% 2019(6)                              8,141            8,141
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 1.77% 2009(6)                          8,000            8,040
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                              $  7,500       $    7,731
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                          5,412            5,646
California Infrastructure and Economic Development Bank, Special Purpose Trust,
   PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                         1,988            2,071
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
   3.03% 2010                                                                                           6,850            6,896
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured,
   2.58% 2011(3)                                                                                        6,868            6,859
Banco Itau SA, Series 2002-2, XLCA insured, 1.80% 2006(3),(6)                                           6,000            5,993
Green Tree Financial Corp., Series 1998-4, Class A-5, 6.18% 2030                                        6,155            5,860
Ameriquest Mortgage Securities Inc., Series 2003-5, Class A-2, 2.43% 2033                               5,731            5,727
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
   6.298% 2012(3)                                                                                       5,406            5,441
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.07% 2030(6)                          5,000            5,044
Navistar Financial Owner Trust, Series 2004-A, Class B, 2.46% 2011                                      4,500            4,423
Long Beach Mortgage Loan Trust, Series 2000-1, Class AF-3, 7.434% 2031                                  3,292            3,398
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.33% 2006(3)                                                                               2,072            2,081
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007(3)                             1,563            1,563
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2006(2),(3),(6),(7)                                      3,000              341
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2),(3),(7)                                            5,000              569
Continental Auto Receivables Owner Trust, Series 2000-A, Class A-4, MBIA
   insured, 7.42% 2004(3)                                                                                 240              240
                                                                                                                       537,517

HEALTH CARE -- 1.27%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                4,595            4,725
HCA Inc. 7.125% 2006                                                                                   32,741           34,616
Columbia/HCA Healthcare Corp. 7.00% 2007                                                               30,230           32,271
HCA Inc. 5.25% 2008                                                                                    16,500           16,583
Columbia/HCA Healthcare Corp. 7.25% 2008                                                               13,150           14,139
HCA -- The Healthcare Co. 8.75% 2010                                                                   16,285           18,784
HCA -- The Healthcare Co. 7.875% 2011                                                                  20,000           22,177
HCA Inc. 6.95% 2012                                                                                     4,000            4,220
HCA Inc. 6.25% 2013                                                                                     2,600            2,616
HCA Inc. 5.75% 2014                                                                                    41,000           39,575
Health Net, Inc. 8.375% 2011                                                                           39,460           46,522
Wyeth 4.375% 2008(6)                                                                                   21,650           21,625
Wyeth 5.50% 2013(6)                                                                                    19,025           18,522
Hospira, Inc. 4.95% 2009(3)                                                                            28,050           28,393
UnitedHealth Group Inc. 7.50% 2005                                                                     10,770           11,396
UnitedHealth Group Inc. 3.75% 2009                                                                     15,000           14,740
Aetna Inc. 7.375% 2006                                                                                 17,250           18,398
Schering-Plough Corp. 5.30% 2013                                                                       18,200           18,230
Humana Inc. 7.25% 2006                                                                                 12,850           13,765
Johnson & Johnson 8.72% 2024                                                                           12,330           13,041
Universal Health Services, Inc. 6.75% 2011                                                              5,000            5,388
                                                                                                                       399,726

INDUSTRIALS -- 1.12%
Tyco International Group SA 6.375% 2005                                                                20,000           20,599
Tyco International Group SA 5.80% 2006                                                                  5,000            5,232
Tyco International Group SA 6.125% 2008                                                                22,500           24,143
Tyco International Group SA 6.125% 2009                                                                 7,000            7,505
Tyco International Group SA 6.375% 2011                                                                 3,000            3,228
General Electric Capital Corp., Series A, 5.00% 2007                                                   47,500           49,480
General Electric Capital Corp. 4.25% 2008                                                              10,000           10,177
Cendant Corp. 6.875% 2006                                                                              14,525           15,543
Cendant Corp. 6.25% 2008                                                                               13,750           14,764
Cendant Corp. 7.375% 2013                                                                               8,000            9,075
Waste Management, Inc. 6.875% 2009                                                                     22,500           24,850
Waste Management, Inc. 5.00% 2014                                                                       7,000            6,774
Raytheon Co. 6.50% 2005                                                                                 7,063            7,299
Raytheon Co. 4.85% 2011                                                                               $16,000        $  16,046
Bombardier Inc. 6.75% 2012(3)                                                                           5,000            4,551
Bombardier Inc. 6.30% 20143                                                                            21,000           18,158
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(5)                                 18,676           19,976
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.41% 2009(5),(6)                         4,083            4,111
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                            5,000            4,549
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(5)                                           8,348            3,924
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series K, 10.00%
   2014(3),(5)                                                                                          2,000              900
Continental Airlines, Inc., MBIA insured, 2.26% 2009(6)                                                 2,000            2,004
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(5)                                       4,956            4,686
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(5)                                    6,784            6,640
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(5)                                       11,345           11,356
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(5)                          888              915
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                           10,000            9,001
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                          3,000            2,993
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                     11,800           11,941
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(5)                                        1,400            1,456
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(5)                                          8,500            8,948
Worldspan, LP and WS Financing Corp. 9.625% 2011                                                        8,405            8,489
John Deere Capital Corp. 3.90% 2008                                                                     8,000            8,035
American Standard Inc. 7.625% 2010                                                                      7,000            7,822
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3),(5),(7)                                      5,000               50
                                                                                                                       355,220

UTILITIES -- 1.07%
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                  10,000            9,935
Duke Capital Corp. 7.50% 2009                                                                          40,000           44,885
Duke Capital Corp. 5.50% 2014                                                                           6,000            5,928
NiSource Finance Corp. 7.625% 2005                                                                     32,285           34,164
NiSource Finance Corp. 6.15% 2013                                                                       3,000            3,153
NiSource Finance Corp. 5.40% 2014                                                                      17,000           16,877
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                             6,000            6,267
Dominion Resources, Inc., Series B, 4.125% 2008                                                        10,000           10,042
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                   15,561           15,859
Dominion Resources, Inc., Series 2000-A, 8.125% 2010                                                   15,000           17,487
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(6)                                                  4,250            4,375
Cilcorp Inc. 8.70% 2009                                                                                17,025           20,012
AmerenEnergy Generating Co., Series D, 8.35% 2010                                                       5,000            5,885
Union Electric Co. 4.65% 2013                                                                           4,250            4,117
Cilcorp Inc. 9.375% 2029                                                                                5,000            6,707
Commonwealth Edison Co., Series 99, 3.70% 2008                                                          2,750            2,737
Exelon Corp. 6.75% 2011                                                                                 2,000            2,190
Exelon Generation Co., LLC 6.95% 2011                                                                  21,600           23,887
Commonwealth Edison Co., Series 101, 4.70% 2015                                                         3,000            2,885
PSEG Power LLC 3.75% 2009                                                                              10,000            9,628
PSEG Power LLC 7.75% 2011                                                                              12,500           14,258
Alabama Power Co., Senes Y, 2.80% 2006                                                                  5,000            4,954
Alabama Power Co., Series X, 3.125% 2008                                                                1,800            1,753
Alabama Power Co., Series R, 4.70% 2010                                                                 1,750            1,759
Southern Power Co., Series B, 6.25% 2012                                                                6,000            6,365
Alabama Power Co., Series Q, 5.50% 2017                                                                 4,000            4,025
Oncor Electric Delivery Co. 6.375% 2012                                                                13,725           14,867
Progress Energy, Inc. 6.85% 2012                                                                        8,000            8,732
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                          5,000            4,903
Constellation Energy Group, Inc. 6.125% 2009                                                           11,000           11,743
Equitable Resources, Inc. 5.15% 2012                                                                 $  2,500       $    2,542
Equitable Resources, Inc. 5.15% 2018                                                                    3,125            3,021
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                               5,500            5,431
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12,
   4.875% 2013                                                                                          5,000            4,932
MidAmerican Energy Co. 5.125% 2013                                                                      1,500            1,507
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                          1,000              967
                                                                                                                       338,779

MATERIALS -- 0.68%
Weyerhaeuser Co. 5.95% 2008                                                                            33,093           35,289
Weyerhaeuser Co. 6.75% 2009                                                                            23,000           23,599
Weyerhaeuser Co. 6.75% 2012                                                                             1,500            1,642
Dow Chemical Co. 5.00% 2007                                                                            10,500           10,886
Dow Chemical Co. 5.75% 2008                                                                            10,500           11,080
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(3)                                            7,500            7,206
Dow Chemical Co. 5.75% 2009                                                                            24,000           25,326
Packaging Corp. of America 4.375% 2008                                                                 25,000           24,873
Packaging Corp. of America 5.75% 2013                                                                   7,000            7,037
Norske Skogindustrier ASA 7.625% 2011(3)                                                               18,255           20,246
Norske Skogindustrier ASA 6.125% 2015(3)                                                                2,500            2,485
International Paper Co. 4.00% 2010                                                                     11,500           11,056
Phelps Dodge Corp. 8.75% 2011                                                                           8,000            9,582
Alcan Inc. 5.20% 2014                                                                                   8,000            7,950
Temple-Inland Inc., Series F, 6.75% 2009                                                                  500              541
Temple-Inland Inc. 7.875% 2012                                                                          5,285            6,048
MeadWestvaco Corp. 2.75% 2005                                                                           5,500            5,489
Corporacion Nacional del Cobre de Chile 5.50% 2013(3)                                                   5,000            5,066
                                                                                                                       215,401

ENERGY -- 0.46%
Williams Companies, Inc. 7.125% 2011                                                                   25,000           26,125
Williams Companies, Inc. 8.125% 2012                                                                   22,600           24,803
Transcontinental Gas Pipe Line Corp., Series B, 8.875% 2012                                             8,000            9,360
Phillips Petroleum Co. 8.50% 2005                                                                      41,700           43,778
El Paso Corp. 7.00% 2011                                                                                5,000            4,525
El Paso Corp. 7.875% 2012                                                                               8,000            7,400
El Paso Corp. 7.75% 2032                                                                                7,000            5,722
Pemex Finance Ltd. 8.875% 2010(5)                                                                      12,427           14,544
Devon Financing Corp., ULC 6.875% 2011                                                                  7,500            8,247
                                                                                                                       144,504

INFORMATION TECHNOLOGY -- 0.36%
Motorola, Inc. 6.75% 2006                                                                              34,500           36,494
Motorola, Inc. 7.625% 2010                                                                             10,000           11,398
Motorola, Inc. 8.00% 2011                                                                              10,000           11,624
Electronic Data Systems Corp., Series B, 6.00% 2013(6)                                                 47,000           45,387
Jabil Circuit, Inc. 5.875% 2010                                                                         7,500            7,772
                                                                                                                       112,675

CONSUMER STAPLES -- 0.34%
SUPERVALU INC 7.875% 2009                                                                               5,212            5,929
SUPERVALU INC 7.50% 2012                                                                               18,730           21,185
Wal-Mart Stores, Inc. 8.00% 2006                                                                        9,500           10,440
Wal-Mart Stores, Inc. 6.875% 2009                                                                      12,000           13,451
Kraft Foods Inc. 4.625% 2006                                                                            1,000            1,026
Nabisco, Inc. 7.05% 2007                                                                                1,000            1,093
Kraft Foods Inc. 6.25% 2012                                                                             1,855            1,983
Nabisco, Inc. 7.55% 2015                                                                                6,645            7,756
Nabisco, Inc. 6.375% 2035(6)                                                                        $  10,020     $     10,184
Anheuser-Busch Co. Inc. 9.00% 2009                                                                     12,000           14,654
Kellogg Co. 6.00% 2006                                                                                 13,250           13,909
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                         5,500            5,432
Tyson Foods, Inc. 8.25% 2011                                                                            1,500            1,740
                                                                                                                       108,782

MUNICIPALS -- 0.26%
County of Los Angeles, Taxable Pension Obligation Bonds, Series 1994-A, FSA
     insured, 8.57% 2005                                                                               25,000           26,421
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                         11,280           11,212
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                         14,080           12,769
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                            10,641           10,008
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                         9,710            8,970
State of Louisiana, Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B,
     5.50% 2030                                                                                         5,900            4,976
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-Backed Bonds, Series 2001-A, Class A, 6.36% 2025                                             6,991            6,785
                                                                                                                        81,141

TOTAL BONDS AND NOTES (cost: $8,097,091,000)                                                                         8,160,167

SHORT-TERM SECURITIES -- 5.83%

U.S. Treasury Bills 1.008%-1.43% due 8/5-10/28/2004                                                   129,100          128,951
Variable Funding Capital Corp. 1.27%-1.41% due 8/10-9/21/2004(3)                                      124,800          124,662
Clipper Receivables Co. LLC 1.29%-1.57% due 8/11-10/20/2004(3)                                         85,000           84,855
State Street Bank 1.35% due 9/8/2004                                                                   25,000           25,000
General Electric Capital Corp. 1.33% due 8/2/2004                                                      43,710           43,705
Edison Asset Securitization Corp. LLC 1.19%-1.22% due 8/5-8/13/2004(3)                                 65,000           64,979
CAFCO LLC 1.33%-1.43% due 8/26-9/9/2004(3),(8)                                                         94,500           94,376
CAFCO LLC 1.55% due 10/18/2004(3)                                                                      13,000           12,953
Bank of America Corp. 1.44%-1.57% due 9/24-10/29/2004                                                  75,000           74,787
Receivables Capital Co. LLC 1.28% 8/9/2004(3)                                                          30,000           29,990
Coca-Cola Co. 1.15%-1.36% due 8/11-9/21/2004                                                          100,100          100,028
Procter & Gamble Co. 1.20%-1.50% due 8/18-10/13/2004(3)                                                91,000           90,860
Freddie Mac 1.20% due 8/20/2004                                                                        90,000           89,936
Park Avenue Receivables Co. LLC 1.21% due 8/3/2004(3)                                                  25,000           24,998
J.P. Morgan Chase & Co. 1.20%-1.43% due 8/12-9/24/2004                                                 60,000           59,922
DuPont (E.I.) de Nemours & Co. 1.24% due 8/17/2004(8)                                                  50,000           49,971
DuPont (E.I.) de Nemours & Co. 1.24%-1.33% due 8/13-9/10/2004                                          32,200           32,162
Pfizer Inc due 1.35%-1.40% 9/13-9/20/2004(3)                                                           79,292           79,153
Three Pillars Funding, LLC 1.55% due 10/19/2004(3)                                                     64,262           64,026
Wal-Mart Stores Inc. 1.25%-1.35% due 8/3-9/8/2004(3)                                                   60,100           60,047
FCAR Owner Trust 1.20%-1.41% due 8/4-9/13/2004                                                         55,800           55,773
American Express Credit Corp. 1.26% due 8/10/2004                                                      50,000           49,983
International Bank for Reconstruction and Development 1.24% due 8/19/2004                              50,000           49,967
Federal Home Loan Bank 1.27% due 8/25/2004                                                             42,600           42,562
Private Export Funding Corp. 1.30%-1.37% due 8/23-10/19/2004(3)                                        38,300           38,212
Colgate-Palmolive Co. 1.23% due 8/11/2004(3)                                                           35,000           34,987
IBM Capital Inc. 1.25%-1.37% due 8/6-9/10/2004(3)                                                      28,500           28,484
IBM Corp. 1.34% due 8/30/2004                                                                           6,500            6,493
Eli Lilly and Co. 1.54% due 10/22/2004(3)                                                              35,000           34,870
Household Financial Corp. Ltd. 1.39% due 9/7/2004                                                      30,800           30,755
Wells Fargo & Co. 1.31%-1.38% due 8/16-8/30/2004                                                       30,000           30,000
ChevronTexaco Corp. 1.22% due 8/16/2004(8)                                                             25,000           24,986
Abbott Laboratories Inc. 1.35% due 9/16/2004(3),(8)                                                    25,000           24,954
New Center Asset Trust 1.21% due 8/9/2004                                                             $23,100   $       23,093
Anheuser-Busch Cos. Inc. 1.38% due 9/17/2004(3)                                                        15,750           15,721
Harley-Davidson Funding Corp. 1.33% due 9/3/2004(3)                                                    10,000            9,987
Caterpillar Financial Services Corp. 1.42% due 9/24/2004                                                7,300            7,284

TOTAL SHORT-TERM SECURITIES (cost: $1,843,528,000)                                                                   1,843,472


TOTAL INVESTMENT SECURITIES (cost: $28,555,300,000)                                                                 31,850,335
New Taiwanese Dollar (cost: $2,385,000)                                                             NT$79,129            2,331
Other assets less liabilities                                                                                        (255,832)

NET ASSETS                                                                                                         $31,596,834

(1) The fund owns 5% or more of the outstanding voting shares of this company.
    See table on the next page for additional information.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,621,638,000, which represented 5.13% of the net assets of the fund.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Coupon rate may change periodically.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts


INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the Fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Details on these holdings and related transactions during the three months ended July 31, 2004, were as follows:

                                                                                                                            Market
                                                                                                          Dividend      affiliates
                                                                                                            income      at 7/31/04
Company                            Beginning shares         Purchases       Sales      Ending shares         (000)           (000)

Ascendas Reit                            35,931,500         2,390,000          --         38,321,500   $         3      $   32,763
Ascendas Reit Reg S                       2,013,000                --          --          2,013,000            --           1,721
Ascendas Reit Reg S                              --         4,392,500          --          4,392,500            --           3,755
Capitamall Trust Units                   58,857,000                --          --         58,857,000         1,474          57,851
Capitamall Trust Units                           --         5,885,700          --          5,885,700            --           5,785
Fisher & Paykel Healthcare Corp                  --         5,110,000          --          5,110,000           772          43,870
Fletcher Building Ltd                    13,599,340         3,609,315          --         17,208,655            --          54,419
Fletcher Building Ltd 144A                6,265,648                --          --          6,265,648            --          19,814
Fong's Industries Co Ltd                 36,590,000                --          --         36,590,000           751          26,272
Fortune Real Estate Invest Trust Unit    30,745,000                --          --         30,745,000            --          22,864
Hills Motorway Group                     11,100,000                --          --         11,100,000         1,296          57,555
IHC Caland NV                             1,858,797           225,000          --          2,083,797         2,261          88,292
iSTAR Financial Cum Red Pfd Ser F           400,000                --          --            400,000           195          10,000
iSTAR Financial Common                    5,085,000         1,836,000          --          6,921,000         4,757         262,998
LG Engineering & Construction Co Ltd      2,550,000                --          --          2,550,000             --         39,264
Macquarie Airports                       31,737,989        11,365,398          --         43,103,387           877          67,956
Macquarie Airports Reg S                 26,968,435                --          --         26,968,435           630          42,518
Pacifica Group Ltd                        9,300,000                --          --          9,300,000             --         27,304
Rotork PLC                                4,840,996           555,689          --          5,396,865             --         38,233
Sky City Entertainment Group             22,969,600                --          --         22,969,600             --         70,741
WD-40 Company                             1,076,650                --          --          1,076,650           215          28,402
Worthington Industries Inc                3,931,200           480,400          --          4,411,600           706          90,350
                                                                                                           $13,937      $1,092,727


FEDERAL INCOME TAX INFORMATION                          (dollars in thousands)

Gross unrealized appreciation on investment securities $3,461,818 Gross unrealized depreciation on investment securities (312,373) Net unrealized appreciation on investment securities 3,149,445 Cost of investment securities for federal income tax purposes 28,703,221



ITEM 2 - Controls and ProceduresThe Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes
described  in  paragraph  (c)  of  such   rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 -  Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER, INC.


By /s/ James B. Lovelace
----------------------------------------------------
James B. Lovelace, Chairman and PEO

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By      /s/ James B. Lovelace
      --------------------------------------------
      James B. Lovelace, Chairman and PEO

Date: September 29, 2004



By    /s/ Sheryl F. Johnson
      -----------------------------------------------
      Sheryl F. Johnson, Treasurer and PFO

Date: September 29, 2004